Cover	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	INUVO, INC.
Entity Central Index Key	0000829323
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-32442
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0450450
Entity Address Address Line 1	500 President Clinton Ave.
Entity Address Address Line 2	Ste. 300
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	205-8508
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	INUV
Security Exchange Name	NYSE